Annual Operating Expenses {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-06 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Class K
Sep. 29, 2020
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.67%